RELATED PARTY TRANSACTIONS - Liabilities with Related Parties (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Transactions with related parties
Accrued expenses	Rp 225	Rp 372
% of accrued expenses on total liabilities	0.17%	0.31%
Customer deposits	Rp 20	Rp 27
% of Customer deposits on total liabilities	0.02%	0.03%
Contract liabilities	Rp 1,474	Rp 919
% of contract liabilities on total liabilities	1.17%	0.78%
Short-term bank loans (Note 20)	Rp 3,797	Rp 3,655
Percentage of short-term bank loans on total liabilities	3.03%	3.10%
Two-step loans (Note 21a)	Rp 568	Rp 736
Percentage of two-step loans on total liabilities	0.45%	0.62%
Long-term bank loans (Note 21c)	Rp 17,026	Rp 15,319
Percentage of long-term bank loans on total liabilities	13.58%	13.00%
Other borrowings (Note 21d)	Rp 3,645	Rp 3,740
Percentage of other borrowings on total liabilities	2.91%	3.17%
Ministry of Finance
Transactions with related parties
Accrued expenses	Rp 4	Rp 6
% of accrued expenses on total liabilities	0.00%	0.01%
Contract liabilities	Rp 97	Rp 68
% of contract liabilities on total liabilities	0.08%	0.06%
Government agencies
Transactions with related parties
Contract liabilities	Rp 799	Rp 541
% of contract liabilities on total liabilities	0.64%	0.46%
Entities under common control
Transactions with related parties
Accrued expenses	Rp 144	Rp 163
% of accrued expenses on total liabilities	0.11%	0.13%
Contract liabilities	Rp 1,371	Rp 843
% of contract liabilities on total liabilities	1.09%	0.72%
PLN
Transactions with related parties
Accrued expenses	Rp 98	Rp 72
% of accrued expenses on total liabilities	0.08%	0.06%
State-owned banks
Transactions with related parties
Accrued expenses	Rp 40	Rp 75
% of accrued expenses on total liabilities	0.03%	0.06%
Others (each below Rp75 billion)
Transactions with related parties
Accrued expenses	Rp 6	Rp 16
% of accrued expenses on total liabilities	0.00%	0.01%
Contract liabilities	Rp 354	Rp 197
% of contract liabilities on total liabilities	0.28%	0.17%
MoCI
Transactions with related parties
Contract liabilities	Rp 218	Rp 105
% of contract liabilities on total liabilities	0.17%	0.09%
Associates
Transactions with related parties
Contract liabilities	Rp 1	Rp 3
% of contract liabilities on total liabilities	0.00%	0.00%
Others (each below Rp75 billion)
Transactions with related parties
Accrued expenses	Rp 77	Rp 203
% of accrued expenses on total liabilities	0.06%	0.17%
Contract liabilities	Rp 5	Rp 5
% of contract liabilities on total liabilities	0.00%	0.00%